Basis of Presentation	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation

1. Basis of Presentation:

The accompanying unaudited condensed interim consolidated financial statements have been prepared by Kidoz Inc. (“the Company”) in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) applicable to interim financial information and with the rules and regulations of the United States Securities and Exchange Commission. Accordingly, certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with generally accepted accounting principles have been condensed, or omitted, pursuant to such rules and regulations. In the opinion of management, the unaudited condensed interim consolidated financial statements include all adjustments necessary for the fair presentation of the results of the interim periods presented. All adjustments are of a normal recurring nature, except as otherwise noted below. These unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto filed April 25, 2024 for the year ended December 31, 2023, included in the Company’s Annual Financial Statements and Management’s Discussion and Analysis filed with the TSX Venture Exchange on SEDAR and the Annual Report on Form 20-F, filed with the Securities and Exchange Commission. The results of operations for the interim periods are not necessarily indicative of the results of operations for any other interim period or for a full fiscal year.

Continuing operations

These unaudited condensed interim consolidated financial statements have been prepared assuming the realization of assets and the settlement of liabilities in the normal course of operations. The Company expects to continue to generate sufficient cash flows to fund continued operations for the next 12 months, or, in the absence of adequate cash flows from operations, obtaining additional financing.

Management continues to review operations in order to identify additional strategies designed to generate cash flow, improve the Company’s financial position, and enable the timely discharge of the Company’s obligations.

There have been many factors which have affected the world economies in recent years. These include global pandemics (i.e. coronavirus COVID-19), inflation, the war in Gaza and Ukraine and many more. These factors have adversely affected workforces, economies, and financial markets globally. It has also disrupted the normal operations of many businesses, including the Company’s. These factors have affected spending, thereby affecting demand for the Company’s product and the Company’s business and its results of operations. It is not possible for the Company to predict the duration or magnitude of these factors at this time and the full effects on the Company’s business, its future results of operations, or ability to raise funds.